FAIR VALUE OF ASSETS AND LIABILITIES - Summary of Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value		11.9
Minimum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	12.0	12.0
Payable to investors at fair value	7.7
Minimum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	9.9	14.4
Minimum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	2.2
Maximum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	16.4	16.4
Payable to investors at fair value	9.8
Maximum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	17.4	16.6
Maximum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	14.8